INCOME TAXES - Schedule of Effective Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
U.S. federal statutory income tax rate	21.00%	21.00%	21.00%
Income tax provision at the U.S. federal statutory rate	$ (20,369)	$ 1,735	$ 5,192
U.S. State income tax (benefit) provision	(156)	40	(226)
Non-U.S. tax rate differential	8,636	2,892	(2,836)
Tax incentives	(158)	(2,671)	(139)
Valuation allowances	7,450	12,731	31
Non-deductible expenses/non-taxable income	491	255	(261)
Business divestiture	7,372	0	0
Tax contingencies	6,286	2,056	1,184
Stock based and other compensation	1,102	898	101
U.S. tax effects of non-U.S. operations	2,316	540	1,001
Other, net	(14)	41	367
Total provision for income taxes	$ 12,956	$ 18,517	$ 4,414
Effective income tax rate	(13.40%)	224.10%	17.90%